Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
We have operating leases for office space and office equipment. Our leases have remaining lease terms of less than one year to 13 years, inclusive of options to extend the lease for up to ten years.
Operating lease costs were €3.8 million, €4.2 million and €4.9 million for the years ended December 31, 2024, 2023 and 2022, respectively. Variable lease costs of €0.4 million for years ended December 31, 2024 and 2023 and €0.2 million for the year ended December 31, 2022 include cost-of-living index adjustments. The Company had subleases mainly for office space under agreements which were terminated by the end of 2021; however, in 2022, we entered into a new sublease agreement for our Barcelona office space. Sublease income from such agreements was €0.1 million for the years ended December 31, 2024, 2023 and 2022.
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	€3,647	€3,722
Weighted average remaining lease term	13.4 years	14.4 years
Weighted average discount rate	3.4%	3.4%

Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2024
2025	€3,630
2026	3,560
2027	3,560
2028	3,560
2029	3,560
2030 and thereafter	29,959
Total lease payments	47,829
Less: imputed interest	(9,396)
Total	€38,433